Offerings - Offering: 1	Jul. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	6,875,000
Proposed Maximum Offering Price per Unit	19.90
Maximum Aggregate Offering Price	$ 136,812,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,893.81
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock"), of Q32 Bio Inc. (the "Registrant"), which may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Common Stock, as applicable. The shares of the Registrant's Common Stock being registered hereunder are being registered for sale by the selling stockholders named in this registration statement and represent 6,875,000 shares of the Registrant's Common Stock, consisting of (i) 6,725,000 shares of the Registrant's Common Stock and (ii) 150,000 shares of the Registrant's Common Stock issuable upon exercise of pre-funded warrants. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $19.90, which is the average of the high and low prices of shares of the Registrant's Common Stock on the Nasdaq Capital Market on July 13, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).